Loans - Allowance For Credit Losses Write off On Financing Receivables (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2025		¥ 9,000		¥ 10,000
2024		9,000		18,000
2023		4,000		6,000
2022		0		0
2021		1,000		4,000
Prior to 2021		210,000		5,000
Revolving Loans		40,000		4,000
Total		272,985	[1]	48,044	[1]	¥ 46,323
Geographic Distribution, Domestic
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2025		8,000		10,000
2024		8,000		7,000
2023		1,000		0
2022		0		0
2021		1,000		0
Prior to 2021		196,000		4,000
Revolving Loans		40,000		4,000
Total		254,000		24,000
Geographic Distribution, Domestic | Corporate Rating | Large Companies
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2025		6,000		7,000
2024		5,000		3,000
2023		1,000		0
2022		0		0
2021		1,000		0
Prior to 2021		194,000		0
Revolving Loans		39,000		2,000
Total		245,000		13,000
Geographic Distribution, Domestic | Corporate Rating | Small And Medium Sized Companies
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2025		2,000		2,000
2024		2,000		2,000
2023		0		0
2022		0		0
2021		0		0
Prior to 2021		1,000		0
Revolving Loans		1,000		1,000
Total		5,000		6,000
Geographic Distribution, Domestic | Retail Rating | Housing Loan
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2025		0		0
2024		0		0
2023		0		0
2022		0		0
2021		0		0
Prior to 2021		1,000		1,000
Revolving Loans		0		0
Total		1,000		1,000
Geographic Distribution, Domestic | Retail Rating | Other
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2025		0		0
2024		1,000		2,000
2023		0		0
2022		0		0
2021		0		0
Prior to 2021		0		2,000
Revolving Loans		0		0
Total		2,000		4,000
Geographic Distribution, Foreign
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2025	[2]	1,000		0
2024	[2]	1,000		11,000
2023	[2]	3,000		6,000
2022	[2]	0		0
2021	[2]	0		4,000
Prior to 2021	[2]	14,000		2,000
Revolving Loans	[2]	0		0
Total	[2]	¥ 19,461	[1]	¥ 23,645	[1]	¥ 9,505

[1]	Charge-offs increased by ¥224,941 million from the fiscal year ended March 31, 2025 to ¥272,985 million for the fiscal year ended March 31, 2026 due mainly to a downgrade in obligor rating at a domestic corporate borrower.
[2]	The majority of total foreign consist of corporate.